Employee costs and share plans for employees, Bonus plans (Details)	12 Months Ended
Dec. 31, 2018 person plan
AstraZeneca Deferred Bonus Plan
Bonus plans
Deferral period for bonus	3 years
AstraZeneca Sweden Bonus Plan
Bonus plans
Percentage of bonuses paid into fund investing	50.00%
Percentage of bonuses paid in cash	50.00%
AstraZeneca U.S. Bonus Plans
Bonus plans
Number of all-employee short-term or annual performance bonus plans	2
Number of senior staff long-term incentive schemes	1
Number of participants that may be eligible for awards granted | person	123